COMMITMENTS AND CONTINGENCIES (Royalty Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Purchase Commitment [Line Items]
Proceeds from grants received	$ 75	$ 215	$ 55
Israel Innovation Authority (IIA) [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	3.50%
Percent of grants received paid in royalties	100.00%
Total commitment with respect to royalty-bearing participation received, net of royalties paid	$ 43,563
Proceeds from grants received	40,085
Accumulated interest, grants	15,491
Accumulated royalties paid	12,013
Royalty expenses	$ 1,033	$ 655	$ 827
Israeli Ministry Of Trade [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	3.00%
Proceeds from grants received	$ 619
Maximum term for required royalty payments	5 years
BIRD-F [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	5.00%
Percent of grants received paid in royalties	150.00%
Proceeds from grants received	$ 340
Royalties due based on stated percentage	815
Linkage to the United States Consumer Price Index	449
Accumulated royalties paid	$ 366